Subsequent Events (Details)				1 Months Ended			2 Months Ended	5 Months Ended	6 Months Ended	9 Months Ended
	Nov. 04, 2021	May 13, 2021	Nov. 02, 2017 shares	Oct. 26, 2021 CAD ($) shares	Oct. 19, 2020 USD ($) $ / shares shares	May 23, 2019 shares	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Jun. 15, 2021 $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares
Subsequent Events (Details) [Line Items]
Consideration description								Upon consummation of the Merger, DocGo stockholders will receive 83,600,000 shares of the Company’s Class A common stock as consideration and up to 5,000,000 additional shares of the Company’s Class A common stock as earn-out consideration issuable in the future upon attainment of the following stock price conditions: (i) 1,250,000 shares if the closing stock price equals or exceeds $12.50 per share on any 20 trading days in a 30-trading-day period at any time until the first anniversary of the closing date; (ii) 1,250,000 shares if the closing stock price equals or exceeds $15.00 per share on any 20 trading days in a 30-trading-day period at any time until the third anniversary of the closing date; (iii) 1,250,000 shares if the closing stock price equals or exceeds $15.00 per share on any 20 trading days in a 30-trading-day period at any time until the third anniversary of the closing date; and (iv) 1,250,000 shares if the closing stock price stock equals or exceeds $15.00 per share on any 20 trading days in a 30-trading-day period at any time until the fifth anniversary of the closing date.
Stock Issued							$ 25,000
Price per share | $ / shares								$ 10.15
Shares issued | shares					11,500,000					12,500,000
Net proceeds								$ 3,800,000
Sponsor Escrow Agreement [Member]
Subsequent Events (Details) [Line Items]
Earnout shares | shares								287,500
Closing stock price equal or exceeds | $ / shares								$ 12.5
Issue of sponsor earnout shares | shares								287,500
Price per share | $ / shares								$ 15
Lock-Up Agreements [Member]
Subsequent Events (Details) [Line Items]
Fully-diluted equity percentage								72.19%
PIPE Subscription Agreements [Member]
Subsequent Events (Details) [Line Items]
Issuance of aggregate shares | shares								12,500,000
Price per share | $ / shares								$ 10
Aggregate gross proceeds								$ 125,000,000
Ambulnz, Inc. [Member]
Subsequent Events (Details) [Line Items]
Net proceeds										$ 158,100,000
Cash								$ 323,000		37,300,000	$ 221,000
Transaction costs										15,600,000
Underwriters fees										120,900,000
Other professional fees										$ 19,600,000
Convertible common stock shares | shares						3,000
Ambulnz, Inc. [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Share capital amount				$ 800,300
Voting control percentage				50.00%
Private Placement [Member]
Subsequent Events (Details) [Line Items]
Price per share | $ / shares								$ 1.5
Shares issued | shares					115,000,000
Net proceeds					$ 115,000,000
Private Placement [Member] | Ambulnz, Inc. [Member]
Subsequent Events (Details) [Line Items]
Equity capital amount								$ 115,000,000
Redemption amount of private placement								$ 125,000,000
Forecast [Member]
Subsequent Events (Details) [Line Items]
Financing agreement to purchase, description	the Company entered into a financing agreement to purchase three ambulances for £295,650 in the UK. Principal and interest is payable over sixty monthly installments of £4,361.
Forecast [Member] | Ambulnz, Inc. [Member]
Subsequent Events (Details) [Line Items]
Price per share | $ / shares									$ 5,200
Issued nonqualified stock options shares | shares									748
Subsequent event description		the Company entered into a revolving loan and security agreement with a bank (the “Lender”), with a maximum revolving advance amount of $12,000,000. Each Revolving Advance shall bear interest at a per annum rate equal to the Wall Street Journal Prime Rate, as the same may change from time to time, plus one percent (1.00%), but in no event less than five percent (5.00%) per annum, calculated on the basis of a 360-day year for the actual number of days elapsed (“Contract Rate”). The revolving loan has a maturity date of May 12, 2022 (“Maturity Date”).
Forecast [Member] | Fair Maket Value [Member] | Ambulnz, Inc. [Member]
Subsequent Events (Details) [Line Items]
Price per share | $ / shares									$ 2,097
Issued nonqualified stock options shares | shares									100
Class A Common Stock [Member]
Subsequent Events (Details) [Line Items]
Price per share | $ / shares								$ 11.5
Common stock par value | $ / shares								$ 0.0001		$ 0.0001
Class A Common Stock [Member] | Sponsor Escrow Agreement [Member]
Subsequent Events (Details) [Line Items]
Stock Issued								$ 575,000
Class A Common Stock [Member] | Ambulnz, Inc. [Member]
Subsequent Events (Details) [Line Items]
Price per share | $ / shares								$ 10
Common stock par value | $ / shares
Convertible common stock shares | shares			35,597					83,600,000
Additional shares subject to earnout provisions | shares								5,000,000
Class A Common Stock [Member] | Ambulnz, Inc. [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Shares issued | shares				300
Class E [Member] | Ambulnz, Inc. [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Shares issued | shares				800,000
Common Stock [Member] | Ambulnz, Inc. [Member]
Subsequent Events (Details) [Line Items]
Common stock par value | $ / shares										$ 0.0001